Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Values in Use for CGU Impairment or Reversal (Pemex Exploration and Extraction) (Detail) - Exploration and Extraction (formerly Pemex Exploration and Production) - MXN ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 200,048,074	$ 295,091,341
Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	68,394,418	37,876,754
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	30,412,058	20,396,141
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	27,086,270	25,121,617
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	24,689,447	22,514,620
Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	14,224,533	6,623,237
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	10,924,335	35,272,341
Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	9,221,425	6,887,762
Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	7,059,912	4,075,837
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	5,159,864	6,460,269
Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,455,752	592,090
Santuario
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	768,784	0
Ayin Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	651,276	0
Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	63,820,619
Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	33,542,145
Ixtal-Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	12,818,132
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	3,904,900
Bellota Chinchorro
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 0	$ 15,184,877